SCHEDULE OF ACQUIRED INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ 27,957	$ 24,935	$ 24,935
Net carrying value	17,379	18,135	$ 20,401	$ 21,157
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	45,336	45,336
Accumulated amortization	27,957	27,201		$ 24,179
Net carrying value	$ 17,379	$ 18,135
Patents [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (years)	1 year 18 days	2 years 18 days
Patents [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (years)	6 years 29 days	7 years 29 days